SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Estimated Fair Value for Financial instruments
A summary of the estimated fair value of our debt financial instruments follows.

	December 31, 2014		December 31, 2013
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Revolving credit facility	$208,000	$208,000	$286,000	$286,000
5.5% Senior notes	300,000	281,750	—	—
7.5% Senior notes	300,000	306,750	300,000	314,625